Liquidity (Details) (USD $)	0 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended			0 Months Ended
	Jan. 19, 2011	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012 Subsequent event Forecast
Liquidity
Working capital			$ 3,100,000		$ 4,600,000
Cash on hand			3,650,037	5,022,165	4,911,350	5,575,310	9,026,002
Net proceeds from issuance of common stock	2,600,000	1,100,000	1,055,353	2,545,349	3,700,552			1,100,000
Amount expected to be expended to support planned development operations over next 12 months					$ 5,000,000
Stock issuance as percentage of the company's issued and outstanding stock			20.00%